Note 23 - Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2020	December 2019
Provisions for pensions and similar obligations		4,427	4,631
Other long term employee benefits		53	61
Provisions for taxes and other legal contingencies	6.1	738	677
Provisions for contingent risks and commitments	30	774	711
Other provisions (*)		502	457
Total		6,494	6,538